WARRANTS (Details 1B) - $ / shares	3 Months Ended
	May. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
Exercise prices		$ 23.70	$ 25.50
Number of shares		187,342	178,675
Warrants [Member] | $0.55 [Member]
Exercise prices	$ 8.25
Number of shares	30,334
Weighted average remaining life (years)	4 years 10 months 2 days
Exercisable number of shares	30,334
Warrants [Member] | $0.68 [Member]
Exercise prices	$ 10.20
Number of shares	14,668
Weighted average remaining life (years)	1 year 5 months 16 days
Exercisable number of shares	14,668
Warrants [Member] | $0.70 [Member]
Exercise prices	$ 10.50
Number of shares	338,405
Weighted average remaining life (years)	4 years 10 months 2 days
Exercisable number of shares	338,405
Warrants [Member] | $0.91 [Member]
Exercise prices	$ 13.65
Number of shares	99,826
Weighted average remaining life (years)	1 year 8 months 1 day
Exercisable number of shares	99,826
Warrants [Member] | $1.00 [Member]
Exercise prices	$ 15.00
Number of shares	556
Weighted average remaining life (years)	5 years
Exercisable number of shares	556
Warrants [Member] | $1.25 [Member]
Exercise prices	$ 18.75
Number of shares	695
Weighted average remaining life (years)	5 years
Exercisable number of shares	695
Warrants [Member] | $1.40 [Member]
Exercise prices	$ 21.00
Number of shares	52,427
Weighted average remaining life (years)	1 year 2 months 27 days
Exercisable number of shares	52,427
Warrants [Member] | $1.50 [Member]
Exercise prices	$ 22.50
Number of shares	219,754
Weighted average remaining life (years)	3 years 7 days
Exercisable number of shares	219,754
Warrants [Member] | $2.10 [Member]
Exercise prices	$ 31.50
Number of shares	29,830
Weighted average remaining life (years)	2 years 10 months 13 days
Exercisable number of shares	29,830
Warrants [Member] | $2.50 [Member]
Exercise prices	$ 37.50
Number of shares	1,733
Weighted average remaining life (years)	2 years 7 months 13 days
Exercisable number of shares	1,733
Warrants [Member] | $3.00 [Member]
Exercise prices	$ 45.00
Number of shares	1,334
Weighted average remaining life (years)	1 year 8 months 1 day
Exercisable number of shares	1,334